CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 302,827	$ 319,538
Restricted cash transferable to customers for processing activity	129,913	91,965
Short-term bank deposits	1,240	1,171
Receivables in respect of processing activity	58,245	47,865
Trade receivable, net	113,295	103,975
Inventory	30,088	28,594
Other current assets	47,076	27,056
Total current assets	682,684	620,164
NON-CURRENT ASSETS:
Long-term bank deposits	215	211
Other long-term assets	8,805	8,596
Right-of-use assets, net	8,295	8,911
Property and equipment, net	23,173	20,362
Goodwill and intangible assets, net	201,052	190,493
Deferred income tax assets	4,860	3,901
Total non-current assets	246,400	232,474
TOTAL ASSETS	929,084	852,638
CURRENT LIABILITIES:
Current maturities of long-term bank loans	3,220	3,220
Current maturities of other long-term liabilities	5,567	5,538
Current maturities of leases liabilities	3,455	3,474
Payables in respect of processing activity	232,717	180,795
Trade payables	27,458	29,370
Other payables	49,349	52,021
Total current liabilities	321,766	274,418
NON-CURRENT LIABILITIES:
Long-term bank loans	8,855	10,465
Other long-term liabilities	3,626	9,329
Debentures	337,053	314,064
Lease liabilities	5,840	6,402
Deferred income taxes	6,563	6,945
Total non-current liabilities	361,937	347,205
TOTAL LIABILITIES	683,703	621,623
EQUITY:
Share capital	9	9
Additional paid in capital	245,823	242,759
Capital reserves	11,501	7,882
Accumulated deficit	(11,952)	(19,635)
TOTAL EQUITY	245,381	231,015
TOTAL LIABILITIES AND EQUITY	$ 929,084	$ 852,638